RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Gross loans and advances to customers	$ 256,353,981	$ 279,453,908
0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	246,223,648	264,930,098
Guarantees greater than 1 month and up to 3 months
RISK MANAGEMENT
Gross loans and advances to customers	2,546,450	3,761,112
91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	782,250	1,258,444
121-360 days
RISK MANAGEMENT
Gross loans and advances to customers	2,659,229	4,441,655
More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	4,142,404	5,062,599
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	139,627,922	153,252,811
Commercial | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	135,330,887	147,402,632
Commercial | Guarantees greater than 1 month and up to 3 months
RISK MANAGEMENT
Gross loans and advances to customers	426,990	531,609
Commercial | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	156,363	280,750
Commercial | 121-360 days
RISK MANAGEMENT
Gross loans and advances to customers	869,610	1,515,324
Commercial | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	2,844,072	3,522,496
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	52,753,546	55,815,683
Consumer | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	49,805,549	51,393,527
Consumer | Guarantees greater than 1 month and up to 3 months
RISK MANAGEMENT
Gross loans and advances to customers	1,224,406	1,761,496
Consumer | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	407,456	624,945
Consumer | 121-360 days
RISK MANAGEMENT
Gross loans and advances to customers	1,100,716	1,776,361
Consumer | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	215,419	259,354
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	34,416,372	41,741,601
Mortgage | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	32,463,354	38,560,253
Mortgage | Guarantees greater than 1 month and up to 3 months
RISK MANAGEMENT
Gross loans and advances to customers	646,147	1,184,755
Mortgage | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	166,300	285,466
Mortgage | 121-360 days
RISK MANAGEMENT
Gross loans and advances to customers	477,855	830,743
Mortgage | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	662,716	880,384
Financial leases
RISK MANAGEMENT
Gross loans and advances to customers	28,493,129	27,291,604
Financial leases | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	27,648,328	26,331,118
Financial leases | Guarantees greater than 1 month and up to 3 months
RISK MANAGEMENT
Gross loans and advances to customers	211,469	247,056
Financial leases | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	39,547	58,435
Financial leases | 121-360 days
RISK MANAGEMENT
Gross loans and advances to customers	179,284	273,619
Financial leases | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	414,501	381,376
Small business loans
RISK MANAGEMENT
Gross loans and advances to customers	1,063,012	1,352,209
Small business loans | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	975,530	1,242,568
Small business loans | Guarantees greater than 1 month and up to 3 months
RISK MANAGEMENT
Gross loans and advances to customers	37,438	36,196
Small business loans | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	12,584	8,848
Small business loans | 121-360 days
RISK MANAGEMENT
Gross loans and advances to customers	31,764	45,608
Small business loans | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	$ 5,696	$ 18,989